U.S. SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20594

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

    Read instructions at end of form before preparing form.
                     Please print or type.


1. Name and address of issuer:

   The Growth Fund of Washington, Inc.
                  1101 Vermont Avenue, N.W. Suite 600
   Washington, DC 20005



2. Name of each series or class of funds for which this notice is filed:

   The Growth Fund of Washington, Inc.


3. Investment Company Act File Number:   811-4309

   Securities Act File Number:              2-97999


4. Last day of fiscal year for which this notice is filed:

   December 31, 1996


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                           [   ]


6.   Date of termination of issuer's declaration under rule 24f-2(A)(1), if applicable (see Instruction A.6):

       N/A



7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

   2,855,740           $38,037,565



8.   Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

   0                        $               0



9.   Number and aggregate sale price of securities sold during the fiscal year:

   108,114            $2,156,148


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

   108,114            $2,156,148



11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

    92,912            $1,861,005



             12.  Calculation or registration fee:

       (i)  Aggregate sale price of securities sold during the
       fiscal year in reliance on rule 24f-2 (from Item 10):
$                           2,156,148

   (ii)   Aggregate price of shares issued in connection
       with dividend  reinvestment plans (from Item 11,
       if applicable):                                           + 1,861,005

   (iii)       Aggregate price of shares redeemed or repurchased
       during  the fiscal year (if applicable):                -    4,999,877

   (iv)        Aggregate price of shares redeemed or repurchased
       and previously applied as a reduction to filing fees
       pursuant to rule 24e-2 (if applicable):                 +         N/A

   (v) Net aggregate price of securities sold and issued
       during the fiscal year in reliance on rule 24f-2
       [line (i), plus line (ii), less line (iii), plus line (iv)]
       (if applicable)                                                     $
(982,724)

   (vi)        Multiplier prescribed by Section 6(b) of the Securities
       Act of 1933 or other applicable law or regulation
       (see Instruction C.6):                               x        1/3300

   (vii)       Fee due [line (i) or line (v) multiplied by line (vi)]:
                                                           $           0.00

Instruction:   Issuers should complete lines (ii), (iii), (iv), (iv), and (v)
               only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                       [     ]
   Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:



                           SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

   By (Signature and Title)*  /s/ Howard L.
Kitzmiller_____________________________
                    Howard L. Kitzmiller
                    Senior Vice President, Secretary & Treasurer

   Date    February 19, 1997

           * Please print the name and title of the signing officer below the signature.